Note 11 - Options (Details) - Exercise Prices of Stock Options Oustanding (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in Shares)	4,858,208
Options outstanding weighted average exercise price per share	$ 3.96
Options outstanding number exercisable (in Shares)	3,640,381	3,321,830	2,286,589
Options exercisable weighted average exercise price per share	$ 4.09	$ 4.09	$ 5.94
Options exercisable weighted average grant date fair value	$ 2.40	$ 2.41	$ 3.55
Range 01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.50
Range 02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.51
Exercise price	$ 5.00
Number outstanding (in Shares)	4,818,501
Options outstanding weighted average exercise price per share	$ 3.43
Options outstanding weighted average remaining contract life (years)	2 years 146 days
Options outstanding weighted average grant due fair value	$ 1.80
Options outstanding number exercisable (in Shares)	3,600,674
Options exercisable weighted average exercise price per share	$ 3.36
Options exercisable weighted average grant date fair value	$ 1.87
Range 03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 5.01
Exercise price	$ 10.00
Range 04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 10.01
Exercise price	$ 100.00
Number outstanding (in Shares)	35,703
Options outstanding weighted average exercise price per share	$ 39.75
Options outstanding weighted average remaining contract life (years)	2 years 317 days
Options outstanding weighted average grant due fair value	$ 31.19
Options outstanding number exercisable (in Shares)	35,703
Options exercisable weighted average exercise price per share	$ 39.75
Options exercisable weighted average grant date fair value	$ 31.19
Range 05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 300.00
Exercise price	$ 500.00
Number outstanding (in Shares)	3,971
Options outstanding weighted average exercise price per share	$ 331.15
Options outstanding weighted average remaining contract life (years)	1 year 109 days
Options outstanding weighted average grant due fair value	$ 223.52
Options outstanding number exercisable (in Shares)	3,971
Options exercisable weighted average exercise price per share	$ 331.15
Options exercisable weighted average grant date fair value	$ 223.52
Range 06 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 500.01
Exercise price	$ 1,000.00
Number outstanding (in Shares)	33
Options outstanding weighted average exercise price per share	$ 770.13
Options outstanding weighted average remaining contract life (years)	105 days
Options outstanding weighted average grant due fair value	$ 493.31
Options outstanding number exercisable (in Shares)	33
Options exercisable weighted average exercise price per share	$ 770.13
Options exercisable weighted average grant date fair value	$ 493.31